Cover	Nov. 12, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2019
Current Fiscal Year End Date	--12-31
Entity File Number	001-10435
Entity Registrant Name	STURM, RUGER & COMPANY, INC.
Entity Central Index Key	0000095029
Entity Tax Identification Number	06-0633559
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Lacey Place
Entity Address, City or Town	Southport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06890
City Area Code	(203)
Local Phone Number	259-7843
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false